Short-Term Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings
	As of June 30,
	2024	2025
	RMB	RMB
Xiamen International Bank Co., Ltd. (“Xiamen International”)	4,700,000	4,277,000
Total	4,700,000	4,277,000